Fixed Assets, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Fixed assets, net

Note 7 - Fixed assets, net

Fixed assets consisted of the following:

	As of December 31,	As of December 31,
	2021	2020

Furniture and computer equipment	$235,042	$131,300
Leasehold improvements	14,064	1,175,556
	249,106	1,306,856
Less: accumulated depreciation	(95,955)	(113,423)
Fixed assets, net	$153,151	$1,193,433

Depreciation expense related to our fixed assets for the year ended December 31, 2021, six months ended December 31, 2020, and year ended June 30, 2020 was $127,731, $240,742, and $27,951, respectively. During the year ended December 31, 2021, we terminated our office lease in Toronto, Canada and wrote off $1.2 million of fixed assets. During the six months ended December 31, 2020, we sold furniture and computer equipment for $25,561 with a cost of $191,389 and accumulated depreciation of $106,555 resulting in a $59,273 loss in the consolidated statements of operations for the six months ended December 31, 2020 related to these disposals.